INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2014
INCOME TAXES [Abstract]
Schedule of Income Before Taxes
	Year ended December 31
	2012	2013	2014

Domestic	$389,213	$83,388	$55,272
Foreign (U.S.)	940	1,636	(2,865)

Total	$390,153	$85,024	$52,407

Schedule of Income Taxes
	Year ended December 31
	2012	2013	2014

Current taxes	$59,614	$10,778	$23,432
Deferred tax expense (benefit)	102	-	(13,851)
Taxes in respect of previous years *	15,719	11,838	-

Total	$75,435	$22,616	$9,581

Schedule of Income Taxes by Jurisdiction
	Year ended December 31
	2012	2013	2014

Domestic	$75,333	$22,616	$11,716
Foreign	102	-	(2,135)

Total	$75,435	$22,616	$9,581

Domestic:
Current taxes	$59,614	$10,778	$23,272
Deferred tax benefit	-	-	(11,556)
Taxes in respect of previous years	15,719	11,838	-

Total - Domestic	$75,333	$22,616	$11,716

Foreign:
Current taxes	$-	$-	$160
Deferred tax expense (benefit)	102	-	(2,295)

Total - Foreign	$102	$-	$(2,135)

Total income tax expense	$75,435	$22,616	$9,581

Schedule of Deferred Tax Assets (Liabilities)
	December 31,
	2013	2014
Deferred tax assets:
Net operating loss carry forwards	$-	$5,699
Research and development	-	4,463
Accrued restructuring costs	-	373
Accrued employee benefits	-	862
Allowance for Doubtful Debts	-	166
Other	-	528
Deferred tax assets, before valuation allowance	-	12,091
Valuation allowance	-	3,985
Total deferred tax assets, net of valuation allowance	$-	$8,106

Deferred tax liabilities:
Intangible assets	$-	$(3,189)
Property and equipment, net	(289)	(331)
Total deferred tax liabilities	$(289)	$(3,520)

Total deferred tax asset (liability), net	$(289)	$4,586

Domestic:
Current deferred tax asset	$-	$2,976
Non-current deferred tax asset	-	1,917
	$-	$4,893

Foreign:
Current deferred tax asset	$-	$24
Current deferred tax liability	(289)	-
Long-term deferred tax liability	-	(331)
	$(289)	$(307)

Total deferred tax asset (liability), net	$(289)	$4,586

Schedule of the Reconciliation of the Effective Tax Rate
	Year ended December 31
	2012	2013	2014

Income before taxes on income	$390,153	$85,024	$52,407
Statutory tax rate in Israel	25%	25%	26.5%
Theoretical tax expense	$97,538	$21,256	$13,888

Increase (decrease) in tax expenses resulting from:
"Preferred Enterprise" benefits *	(39,280)	(10,495)	(10,644)
Non-deductible expenses	537	1,971	4,059
Taxes in respect to release of "trapped earnings"	15,719	11,838	-
Loss and timing differences for which no deferred taxes were recorded	-	-	1,962
Tax adjustment in respect of different tax rate of foreign subsidiaries	-	-	(461)
Other	921	(1,954)	777

Taxes on income	$75,435	$22,616	$9,581

* Benefit per ordinary share from "Preferred Enterprise" status:

Basic	$0.75	$0.19	$0.16
Diluted	$0.74	$0.19	$0.15

Schedule of Unrecognized Tax Benefits
Year ended December 31
2014

Balance at January 1	$-

Acquisition of Perion	574
Increase related to prior year tax positions	9
Increase related to current year tax positions	141

Balance at December 31	$724